Restatement - Statement of consolidated financial operation (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Patents and software	€ 2,757,000	€ 2,673,000	€ 2,400,000
Property, plant and equipment	563,000	114,000	185,000
Other non-current financial assets	186,000	413,000
Total non-current assets	3,506,000	3,200,000
Other receivables	6,536,000	5,239,000
Other current financial assets	904,000	12,924,000
Cash and cash equivalents	23,926,000	5,847,000	6,337,000	€ 14,406,000
Total current assets	31,366,000	24,010,000
TOTAL ASSETS	34,872,000	27,210,000
Shareholders' equity
Share capital	27,190,731.40	20,151,000
Premiums related to the share capital	27,781,000	22,538,000
Treasury shares	(51,000)	(42,000)
Foreign currency translation adjustment	(73,000)	(72,000)
Accumulated deficit - attributable to shareholders of Biophytis	(17,850,000)	(14,759,000)
Net income (loss) - attributable to shareholders of Biophytis	(31,163,000)	(25,517,000)
Shareholders' equity - attributable to shareholders of Biophytis	5,835,000	2,299,000
Non-controlling interests	(32,000)	(31,000)
Total shareholders' equity	5,803,000	2,268,000	€ (8,284,000)	€ 7,006,000
Employee benefit obligations	205,000	188,000
Non-current financial liabilities	5,518,000	1,833,000
Non-current derivative financial instruments	536,000
Total non-current liabilities	6,259,000	2,021,000
Current financial liabilities	12,037,000	13,219,000
Provisions		2,000
Trade payables	7,606,000	7,985,000
Tax and social liabilities	1,998,000	1,446,000
Current derivative financial instruments	788,000
Other creditors and miscellaneous liabilities	381,000	269,000
Total current liabilities	22,810,000	22,921,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	34,872,000	27,210,000
As filed
ASSETS
Patents and software	2,757,000
Property, plant and equipment	563,000
Other non-current financial assets	1,251,000
Total non-current assets	4,571,000
Other receivables	6,536,000
Other current financial assets	1,229,000
Cash and cash equivalents	23,926,000	5,847,000
Total current assets	31,691,000
TOTAL ASSETS	36,262,000
Shareholders' equity
Share capital	27,191,000
Premiums related to the share capital	27,781,000
Treasury shares	(51,000)
Foreign currency translation adjustment	(73,000)
Accumulated deficit - attributable to shareholders of Biophytis	(17,865,000)
Net income (loss) - attributable to shareholders of Biophytis	(31,246,000)
Shareholders' equity - attributable to shareholders of Biophytis	5,737,000
Non-controlling interests	(32,000)
Total shareholders' equity	5,705,000	€ 2,268,000
Employee benefit obligations	205,000
Non-current financial liabilities	6,293,000
Non-current derivative financial instruments	916,000
Total non-current liabilities	7,414,000
Current financial liabilities	12,370,000
Trade payables	7,606,000
Tax and social liabilities	1,998,000
Current derivative financial instruments	788,000
Other creditors and miscellaneous liabilities	381,000
Total current liabilities	23,143,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	36,262,000
Restatments
ASSETS
Other non-current financial assets	(1,065,000)
Total non-current assets	(1,065,000)
Other current financial assets	(325,000)
Total current assets	(325,000)
TOTAL ASSETS	(1,390,000)
Shareholders' equity
Accumulated deficit - attributable to shareholders of Biophytis	15,000
Net income (loss) - attributable to shareholders of Biophytis	83,000
Shareholders' equity - attributable to shareholders of Biophytis	98,000
Total shareholders' equity	98,000
Non-current financial liabilities	(775,000)
Non-current derivative financial instruments	(380,000)
Total non-current liabilities	(1,155,000)
Current financial liabilities	(333,000)
Total current liabilities	(333,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ (1,390,000)